Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of fixed maturity and equity securities

	December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$573	$164	$0	$737	$0
States, municipalities and political subdivisions	26,026	2,396	0	28,422	0
Foreign governments	255	83	0	338	0
Commercial mortgage-backed	693	59	0	752	0
Residential mortgage-backed	6,993	711	(53)	7,651	404
Corporate	60,446	6,182	(449)	66,179	0
Total fixed maturity securities	$94,986	$9,595	$(502)	$104,079	$404
Equity securities:

Non-redeemable preferred stocks	$6,901	$470	$(171)	$7,200	$0

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$540	$257	$0	$797	$0
States, municipalities and political subdivisions	26,527	3,654	0	30,181	0
Foreign governments	255	148	0	403	0
Commercial mortgage-backed	1,343	111	0	1,454	0
Residential mortgage-backed	7,888	923	(1)	8,810	127
Corporate	70,176	10,332	(39)	80,469	41
Total fixed maturity securities	$106,729	$15,425	$(40)	$122,114	$168
Equity securities:
Non-redeemable preferred stocks	$6,144	$869	$(105)	$6,908	$0

(a)         Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2013 by contractual maturity are shown below.

	Cost or Amortized Cost	Fair Value

Due in one year or less	$3,241	$3,294
Due after one year through five years	15,626	17,348
Due after five years through ten years	27,645	29,788
Due after ten years	40,788	45,246
Total	87,300	95,676
Commercial mortgage-backed	693	752
Residential mortgage-backed	6,993	7,651
Total	$94,986	$104,079

Schedule of major categories of net investment income

	Years Ended December 31,
	2013	2012	2011

Fixed maturity securities	$5,251	$5,735	$6,354
Equity securities	462	412	512
Commercial mortgage loans on real estate	1,496	1,604	1,545
Policy loans	16	13	3
Short-term investments	0	0	2
Other investments	31	42	65
Cash and cash equivalents	0	0	1
Total investment income	7,256	7,806	8,482
Investment expenses	(256)	(245)	(233)
Net investment income	$7,000	$7,561	$8,249

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2013	2012	2011
Proceeds from sales	$15,065	$8,748	$36,092
Gross realized gains	929	471	1,387
Gross realized losses	264	77	1,057

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2013	2012	2011
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$430	$309	$466
Equity securities	295	62	(136)
Commercial mortgage loans on real estate	113	0	(10)
Total net realized gains related to sales and other	838	371	320
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	0	0	(21)
Equity securities	0	(6)	0
Total net realized losses related to other-than-temporary impairments	0	(6)	(21)
Total net realized gains	$838	$365	$299

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years Ended December 31,
	2013	2012	2011
Balance, beginning of year	$1,496	$1,573	$1,639
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	0	20
Additions for credit loss impairments recognized in the current period on securities previously impaired	0	0	1
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(11)	(6)	(6)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,039)	(71)	(81)
Balance, end of year	$446	$1,496	$1,573

Schedule of gross unrealized losses on fixed maturity securities and equity securities

	December 31, 2013
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$2,174	$(29)	$520	$(24)	$2,694	$(53)
Corporate	7,394	(426)	225	(23)	7,619	(449)
Total fixed maturity securities	$9,568	$(455)	$745	$(47)	$10,313	$(502)
Equity securities:
Non-redeemable preferred stocks	$2,966	$(171)	$0	$0	$2,966	$(171)

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$547	$(1)	$0	$0	$547	$(1)
Corporate	4,726	(37)	554	(2)	5,280	(39)
Total fixed maturity securities	$5,273	$(38)	$554	$(2)	$5,827	$(40)
Equity securities:
Non-redeemable preferred stocks	$394	$(3)	$472	$(102)	$866	$(105)

Schedule of cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2013, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after five years through ten years	$5,446	$5,167
Due after ten years	2,622	2,452
Total	8,068	7,619
Residential mortgage-backed	2,747	2,694
Total	$10,815	$10,313

Summary of loan-to-value and average debt-service coverage ratios

	December 31, 2013
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage Ratio
70% and less	$17,166	67.7%	2.41
71 – 80%	2,972	11.7%	1.14
81 – 95%	5,219	20.6%	1.16
Gross commercial mortgage loans	25,357	100.0%	2.01
Less valuation allowance	(398)
Net commercial mortgage loans	$24,959

	December 31, 2012
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage Ratio
70% and less	$20,657	74.6%	2.11
71 – 80%	1,284	4.6%	1.52
81 – 95%	5,766	20.8%	1.09
Gross commercial mortgage loans	27,707	100.0%	1.87
Less valuation allowance	(512)
Net commercial mortgage loans	$27,195